Accounts payable and accrued liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Accounts payable and accrued liabilities
Trade payables	$ 195,814	$ 1,293,807	$ 323,961
Accrued liabilities	87,614	151,406	228,987
Total	$ 283,428	$ 1,445,213	$ 552,948